TRADE AND OTHER RECEIVABLES - MOVEMENTS IN THE PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Opening balance	$ (6,099,000)	$ (4,279,000)
Allowance	(1,854,000)	(3,061,000)
Reversal	824,000	553,000
Translation differences	1,923,000	688,000
Total	$ (2,175,000)	$ (6,099,000)